Net Fair Value Gains through Profit or Loss - Summary of Net Fair Value Gains/(Losses) through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Stock appreciation rights	¥ 202	¥ 255	¥ (258)
Financial liabilities at fair value through profit or loss	202	(648)	(380)
Derivative financial instruments		(121)	832
Total	4,943	21,900	19,251
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	1,069	(583)	778
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	¥ 3,470	¥ 22,997	¥ 18,279